Financial assets and liabilities - Interest Rate Exposures (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (43)	$ (23)	$ (42)	$ (113)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	1.00%		1.00%		1.00%
Interest rate risk | Series M-55 Medium-term notes
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives			$ (3)
Interest rate risk | Series M-55 Medium-term notes | 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 300		300
Interest rate risk | Series A Notes and Series B Notes | Maturing in 2055
Disclosure of detailed information about hedging instruments [line items]
Proceeds from sales or maturity of financial instruments, classified as investing activities			2
Interest rate risk | Top of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	(7)		(7)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	51		51
Interest rate risk | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	(10)		(10)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	(67)		(67)
Interest rate swaptions | Interest rate risk | Series A Notes and Series B Notes
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	2		2
Interest rate swaptions | Interest rate risk | Series A Notes and Series B Notes | Maturing in 2030 and 2035
Disclosure of detailed information about hedging instruments [line items]
Notional amount	345		345
Interest rate swap | Interest rate risk | Series A Notes
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	7		7
Interest rate swap | Interest rate risk | Series A Notes | Maturing In 2030
Disclosure of detailed information about hedging instruments [line items]
Notional amount	531		531		$ 372
Interest rate swap | Interest rate risk | Series B Notes Maturing in 2055
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	7		7
Interest rate swap | Interest rate risk | Series B Notes Maturing in 2055 | Maturing In 2035
Disclosure of detailed information about hedging instruments [line items]
Notional amount	531		531		372
Interest rate swap | Interest rate risk | Series M-62 Medium Term Notes Debentures | Maturing In 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount, financial instrument terminated	105		105
Interest rate floors | Interest rate risk | Series M-62 Medium Term Notes Debentures | Maturing In 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount, financial instrument terminated	350		350
Forward Starting Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	3		3
Hedging instrument, assets	13		13
Notional amount, financial instrument terminated	$ 500		$ 500		350
Forward Starting Interest Rate Swap | Interest rate risk | Maturing in 2055
Disclosure of detailed information about hedging instruments [line items]
Notional amount					$ 423